Organization and Principal Activities (Details)	Jun. 12, 2024 USD ($)	Jun. 12, 2024 HKD ($)
Grande Securities Limited [Member]
Organization and Principal Activities [Line Items]
Equity interest, rate	51.00%	51.00%
Grande Securities Limited [Member]
Organization and Principal Activities [Line Items]
Total consideration	$ 6.5	$ 51